Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.93%
Aerospace & Defense–2.84%
L3Harris Technologies, Inc.	100,128	$18,035,055
Apparel Retail–1.21%
Ross Stores, Inc.	88,817	7,724,414
Application Software–2.40%
Q2 Holdings, Inc.(b)	66,252	3,912,843
Synopsys, Inc.(b)	88,041	11,338,800
		15,251,643
Auto Parts & Equipment–1.41%
Visteon Corp.(b)	186,844	8,964,775
Automotive Retail–0.85%
Advance Auto Parts, Inc.	58,072	5,419,279
Biotechnology–3.92%
Sarepta Therapeutics, Inc.(b)	35,036	3,427,221
Seattle Genetics, Inc.(b)	94,255	10,875,142
Vertex Pharmaceuticals, Inc.(b)	44,543	10,599,007
		24,901,370
Building Products–1.67%
Trane Technologies PLC	128,466	10,610,007
Communications Equipment–1.88%
Motorola Solutions, Inc.	89,742	11,928,507
Construction Machinery & Heavy Trucks–2.16%
Wabtec Corp.	286,112	13,770,570
Consumer Finance–0.79%
Capital One Financial Corp.	99,174	5,000,353
Data Processing & Outsourced Services–3.83%
Fiserv, Inc.(b)	256,278	24,343,847
Distillers & Vintners–1.43%
Constellation Brands, Inc., Class A	63,298	9,074,401
Diversified Chemicals–2.08%
Eastman Chemical Co.	284,694	13,261,046
Diversified Support Services–0.84%
Cintas Corp.	30,818	5,338,294
Electric Utilities–0.43%
Eversource Energy	35,322	2,762,534
Electronic Equipment & Instruments–2.08%
Keysight Technologies, Inc.(b)	157,837	13,207,800
Environmental & Facilities Services–1.74%
Republic Services, Inc.	147,111	11,042,152
Financial Exchanges & Data–1.64%
Intercontinental Exchange, Inc.	69,515	5,613,336
Tradeweb Markets, Inc., Class A	113,950	4,790,458
		10,403,794
Shares		Value
Gas Utilities–1.24%
Southwest Gas Holdings, Inc.	63,767	$4,435,633
UGI Corp.	128,448	3,425,708
		7,861,341
Gold–0.65%
Franco-Nevada Corp. (Canada)	41,539	4,133,961
Health Care Equipment–5.44%
Boston Scientific Corp.(b)	214,006	6,983,016
DexCom, Inc.(b)	33,543	9,032,123
IDEXX Laboratories, Inc.(b)	18,195	4,407,557
Intuitive Surgical, Inc.(b)	3,742	1,853,076
Teleflex, Inc.	13,033	3,816,844
Zimmer Biomet Holdings, Inc.	84,333	8,524,380
		34,616,996
Health Care Facilities–0.62%
HCA Healthcare, Inc.	43,875	3,942,169
Health Care Services–1.99%
Guardant Health, Inc.(b)	57,926	4,031,650
LHC Group, Inc.(b)	61,561	8,630,852
		12,662,502
Health Care Supplies–1.45%
Alcon, Inc. (Switzerland)(b)	181,872	9,242,735
Homebuilding–0.93%
D.R. Horton, Inc.	173,969	5,914,946
Human Resource & Employment Services–1.22%
Korn Ferry	319,811	7,777,803
Hypermarkets & Super Centers–2.11%
BJ’s Wholesale Club Holdings, Inc.(b)	527,559	13,436,928
Industrial Machinery–3.04%
ITT, Inc.	178,513	8,097,350
Stanley Black & Decker, Inc.	112,320	11,232,000
		19,329,350
Industrial REITs–3.43%
Prologis, Inc.	271,173	21,794,174
Insurance Brokers–1.46%
Arthur J. Gallagher & Co.	113,639	9,262,715
Interactive Home Entertainment–1.75%
Zynga, Inc., Class A(b)	1,624,112	11,125,167
Investment Banking & Brokerage–0.75%
E*TRADE Financial Corp.	139,609	4,791,381
IT Consulting & Other Services–3.20%
Amdocs Ltd.	161,201	8,861,219
KBR, Inc.	329,540	6,814,887
Perspecta, Inc.	256,671	4,681,679
		20,357,785

See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Shares		Value
Leisure Products–0.37%
Peloton Interactive, Inc., Class A(b)	89,365	$2,372,641
Life & Health Insurance–0.41%
Lincoln National Corp.	99,187	2,610,602
Managed Health Care–1.69%
Humana, Inc.	34,136	10,719,387
Multi-Utilities–3.64%
CMS Energy Corp.	64,436	3,785,615
Dominion Energy, Inc.	191,598	13,831,460
Public Service Enterprise Group, Inc.	123,842	5,561,744
		23,178,819
Office REITs–1.01%
SL Green Realty Corp.	148,488	6,399,833
Oil & Gas Equipment & Services–1.65%
Schlumberger Ltd.	780,040	10,522,740
Oil & Gas Refining & Marketing–0.78%
Valero Energy Corp.	109,817	4,981,299
Oil & Gas Storage & Transportation–2.31%
Magellan Midstream Partners L.P.	403,341	14,717,913
Packaged Foods & Meats–1.18%
Conagra Brands, Inc.	255,737	7,503,324
Pharmaceuticals–2.10%
Catalent, Inc.(b)	94,863	4,928,133
Elanco Animal Health, Inc.(b)	376,293	8,425,200
		13,353,333
Property & Casualty Insurance–1.15%
Fidelity National Financial, Inc.	294,024	7,315,317
Railroads–2.25%
Canadian Pacific Railway Ltd. (Canada)	65,031	14,280,157
Regional Banks–2.49%
PNC Financial Services Group, Inc. (The)	31,456	3,010,968
Sterling Bancorp	358,983	3,751,373
SVB Financial Group(b)	30,784	4,650,847
TCF Financial Corp.	194,714	4,412,219
		15,825,407
Shares		Value
Restaurants–1.55%
Wendy’s Co. (The)	663,327	$9,870,306
Semiconductor Equipment–3.52%
Applied Materials, Inc.	232,587	10,657,136
KLA Corp.	81,647	11,735,940
		22,393,076
Semiconductors–0.91%
Microchip Technology, Inc.	85,431	5,792,222
Soft Drinks–2.76%
Coca-Cola European Partners PLC (United Kingdom)	467,896	17,560,137
Specialized REITs–1.31%
EPR Properties	78,300	1,896,426
Lamar Advertising Co., Class A	125,874	6,454,819
		8,351,245
Specialty Stores–2.02%
Tractor Supply Co.	94,312	7,974,079
Ulta Beauty, Inc.(b)	27,638	4,855,997
		12,830,076
Trading Companies & Distributors–0.98%
Fastenal Co.	199,020	6,219,375
Wireless Telecommunication Services–2.37%
T-Mobile US, Inc.(b)	179,390	15,050,821
Total Common Stocks & Other Equity Interests (Cost $705,749,157)		629,137,824
Money Market Funds–1.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(c)	3,947,511	3,947,511
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(c)	2,147,623	2,146,765
Invesco Treasury Portfolio, Institutional Class, 0.30%(c)	4,511,442	4,511,442
Total Money Market Funds (Cost $10,605,156)		10,605,718
TOTAL INVESTMENTS IN SECURITIES–100.60% (Cost $716,354,313)		639,743,542
OTHER ASSETS LESS LIABILITIES—(0.60)%		(3,829,644)
NET ASSETS–100.00%		$635,913,898
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2020, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Mid Cap Core Equity Fund